Nature of Operations and Summary of Significant Accounting Policies - Summary of Deferred Franchise Revenue At The Beginning of The Period (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Deferred Revenue Arrangement By Type [Abstract]
Franchise Fees	$ 41	$ 1,023	$ 1,283